[PIONEER LOGO]

Pioneer
Small Company
Fund


----------------------------
SEMIANNUAL REPORT 4/30/00
----------------------------

Table of Contents
--------------------------------------------------------------------------------


Letter from the Chairman                           1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    6
Schedule of Investments                            9
Financial Statements                              15
Notes to Financial Statements                     21
Trustees, Officers and Service Providers          26
The Pioneer Family of Mutual Funds                27
Programs and Services for Pioneer Shareowners     28

Pioneer Small Company Fund

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN 4/30/00
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------

As you may know, on May 15, 2000, The Pioneer Group, Inc. and UniCredito Italiano Group announced an agreement under which UniCredito is expected to purchase all of the outstanding stock of Pioneer Group. UniCredito is Italy's second largest banking group and has over $150 billion in assets. We are pleased to be joining with UniCredito not only because of its reputation and breadth, but also because of the similar business strategies shared by the two companies. UniCredito employs many of the same investment philosophies that Pioneer has believed in for over 70 years. In the meantime, your mutual fund will be managed by the same portfolio management team, which is overseen by a Board of Trustees. In addition, the union with UniCredito will give Pioneer Investment Management, your fund's investment adviser, access to greater resources, enabling us to strengthen and support our money management efforts for all Pioneer shareowners.

We expect that the transition resulting from the acquisition will not have a direct impact on fund shareowners. At Pioneer we always strive to provide our shareowners with exemplary customer service and a diverse product line. Going forward, we will continue to work as hard as we can to ensure that our investors' needs are met and that you are satisfied in any dealings you have with Pioneer.

Soon you will receive a letter and a proxy statement that will contain more information about the transaction along with information about a special shareholder meeting. We are excited about the acquisition (which is subject to regulatory approval) and hope you are as well. I feel confident about prospects for the days ahead and I truly believe that Pioneer Group has entered into a relationship that will be beneficial to you.

Please read this report closely, particularly the Portfolio Manager Discussion with Ken Fuller. The Q&A in this section gives you the opportunity to read about your Fund and its performance over the period covered in the report. If you have questions, please contact your investment professional or call Pioneer at 1-800-225-6292. You can also visit our web site at www.pioneerfunds.com for more information.

Respectfully,


/s/ John F. Cogan, Jr.


John F. Cogan, Jr.
Chairman and President

Pioneer Small Company Fund
PORTFOLIO SUMMARY 4/30/00

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[PIE CHART PLOT POINTS]

U.S. Common Stocks 92%

International
Common Stocks 7%

Short-Term Cash
Equivalents 1%

[END PLOT POINTS]


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[PIE CHART PLOT POINTS]


Technology 26%

Financial 18%

Capital Goods 18%

Consumer Cyclicals 9%

Healthcare 9%

Energy 6%

Consumer Staples 5%

Basic Materials 5%

Utilities 2%

Other 2%

[END PLOT POINTS]


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  1. Power-One, Inc.            5.79%          6. Financial Security           2.52%
                                                  Assurance Holdings Ltd.
  2. Veeco Instruments, Inc.    2.87           7. Varian Semiconductors        2.44
                                                  Equipment Associates, Inc.
  3. John H. Harland Co.        2.83           8. Kemet Corp.                  2.39
  4. Anacomp, Inc.              2.65           9. Dallas Semiconductor Corp.   2.35
  5. Orthodontic Centers of     2.64          10. Louis Dreyfus Natural Gas    2.34
     America, Inc.                                Corp.

  Fund holdings will vary for other periods.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/00                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------


 Net Asset Value
 per Share                  4/30/00         10/31/99
                            $ 13.38         $ 10.83

 Distributions per Share    Income          Short-Term          Long-Term
 (10/31/99 - 4/30/00)       Dividends       Capital Gains       Capital Gains
                                 -               -                    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to the growth of the Russell 2000 Index.


  Average Annual Total Returns
  (As of April 30, 2000)

                             Net Asset    Public Offering
  Period                       Value          Price*
  Life-of-Fund                 12.69%        11.22%
  (11/2/95)

  1 Year                       26.58         19.36


* Reflects deduction of the maximum
  5.75% sales charge at the beginning
  of the period and assumes reinvestment
  of distributions at net asset value.

Growth of $10,000+

[MOUNTAIN CHART PLOT POINTS]

                       Pioneer Small              Russell 2000
                       Company Fund*                  Index
11/30/95                   9425                      10000
                           9860                      10253
4/96                      11383                      11365
                          10908                      10339
                          11338                      11192
                          12600                      12198
4/97                      11638                      11373
                          13966                      13792
                          14726                      14476
                          13921                      14402
4/98                      15868                      16193
                          14020                      14108
                          11753                      12759
                          12395                      14448
4/99                      12087                      14693
                          12864                      15155
                          12384                      14655
                          13688                      17010
4/00                      15300                      17398


[END PLOT POINTS]

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.


Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/00                                        CLASS B SHARES
--------------------------------------------------------------------------------


Share Prices and Distributions
--------------------------------------------------------------------------------


 Net Asset Value
 per Share                  4/30/00         10/31/99
                            $ 12.93         $ 10.50

 Distributions per Share    Income          Short-Term          Long-Term
 (10/31/99 - 4/30/00)       Dividends       Capital Gains       Capital Gains
                                 -               -                    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund, compared to the growth of the Russell 2000 Index.


  Average Annual Total Returns
  (As of April 30, 2000)

                   If           If
  Period          Held       Redeemed*
  Life-of-Fund   11.91%      11.61%
  (11/2/95)

  1 Year         25.66       21.66

 * Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Growth of $10,000+

[MOUNTAIN CHART PLOT POINTS]

                       Pioneer Small              Russell 2000
                       Company Fund*                  Index
11/30/95                 10000                       10000
                         10442                       10253
4/96                     12036                       11365
                         11504                       10339
                         11941                       11192
                         13238                       12198
4/97                     12199                       11373
                         14624                       13792
                         15389                       14476
                         14524                       14402
4/98                     16522                       16193
                         14570                       14108
                         12198                       12759
                         12833                       14448
4/99                     12505                       14693
                         13283                       15155
                         12462                       14655
4/00                     15514                       17398

[END PLOT POINTS]


+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.


Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/00                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------


 Net Asset Value
 per Share                  4/30/00         10/31/99
                            $ 12.79         $ 10.47

 Distributions per Share    Income          Short-Term          Long-Term
 (10/31/99 - 4/30/00)       Dividends       Capital Gains       Capital Gains
                                 -               -                    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund, compared to the growth of the Russell 2000 Index.


 Average Annual Total Returns
 (As of April 30, 2000)

                                 If         If
 Period                         Held     Redeemed*
 Life-of-Fund                  9.81%      9.81%
 (1/31/96)

 1 Year                       24.54      24.54


* Assumes reinvestment of
  distributions. The 1% contingent
  deferred sales charge (CDSC)
  applies to redemptions made
  within one year of purchase.


Growth of $10,000+

[MOUNTAIN CHART PLOT POINTS]

                       Pioneer Small              Russell 2000
                       Company Fund*                  Index
1/96                     10000                        10000
4/96                     11526                        11085
                         11026                        10084
                         11435                        10916
                         12687                        11897
4/97                     11692                        11092
                         14005                        13452
                         14747                        14119
                         13918                        14047
4/98                     15832                        15793
                         13952                        13761
                         11681                        12444
                         12289                        14092
4/99                     11951                        14331
                         12708                        14781
                         12184                        14294
4/00                     14884                        16969

[END PLOT POINTS]

The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.


Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/00
--------------------------------------------------------------------------------

Ken Fuller, the leader of Pioneer Small Company Fund's management team, has been an investment professional for 25 years, 15 of them devoted to small company stocks. In the following pages, he discusses the Fund's strategies and results for the first half of the current fiscal year.


Q: Small company stocks rose generally over the last six months. Did the Fund's returns reflect this trend?

A: Pioneer Small Company Fund turned in very strong results for the six months ended April 30, 2000. The Fund had a total return of 23.55% for Class A shares, 23.14% for Class B shares and 22.16% for Class C, all at net asset value. In comparison, the Fund's benchmark index, the Russell 2000 gained 18.72% and the average return for the 348 small company value funds tracked by Lipper, Inc. was 13.61% for the period.


Q:  What's behind these results?

A: The Fund benefited from the upsurge in small company stocks that began in October and peaked in March. Prices - as measured by the Russell 2000 - fell back somewhat in April but remained well above the levels of last fall.

    The Fund's relatively large technology position (26%) was a big element in the Fund's strong performance. Within that category, semiconductor manufacturers were strong contributors, as were companies that provide capital equipment for the semiconductor industry. Energy stocks also contributed, although less dramatically. Our successful stock selection across a range of industries also boosted results.


Q:  What were your principal strategies over the last six months?

A: Most importantly, we have been taking profits in technology holdings whose prices have moved beyond the value criteria that we established at the time of purchase. Avid Technology and Uniroyal Technology are good examples. We are also finding ample opportunity to purchase quality companies with strong balance sheets at attractive valuations.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Please tell us about some of the stocks that contributed to results, and why.

A: Uniroyal Technology, once a tire maker and producer of commodity chemicals, shed those businesses to concentrate on making light-emitting diodes (LEDs). These specialized semiconductors have wide applicability, from stadium scoreboards to fiberoptics. When we began to purchase shares, Uniroyal Technology was still viewed as a non-technology stock and was selling at a very low price/earnings ratio. Another company, Power-One, makes power supply backup equipment to protect computer systems and other essential equipment. The company has grown through acquisition and cut costs by relocating its manufacturing to Mexico.

    Retailer Pier 1 Imports demonstrates how a company's strategic missteps can create opportunity for value investors. To capitalize on strong consumer spending, Pier 1 Imports' management raised prices in 1998 and 1999. Customers rebelled, earnings fell, and the stock dropped. When management disclosed a plan to reinstate traditional pricing, we became interested. Buyers are returning and earnings have improved as has the stock price.

    Orthodontic Centers of America was one of the Fund's largest holdings at the end of the period. Demand for orthodontic services is expanding while the number of orthodontists is dropping. Growth is being fueled by the purchase of additional private practices, higher pricing and foreign expansion.

    Louis Dreyfus Natural Gas is one of the largest independent natural gas companies in the country. We think this company will benefit from higher gas prices over the next year because demand is growing while low prices in recent years have discouraged drilling activity.


Q: Technology was the Fund's largest sector at the end of the period. How do you view technology now?

A: Although we feel it's appropriate to be taking profits, we remain bullish on segments of technology. The basic trends underlying the current boom will persist for a few more years at least, in our opinion. Sufficient expansion of the Internet and broadband communications to meet burgeoning demand could take several years.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/00                           (continued)
--------------------------------------------------------------------------------

    Consistent with the Fund's value orientation, our technology selections are all profitable companies - we have avoided the dot-com world, where market prices seem to have no connection to company fundamentals.


Q:  What stocks or sectors hurt Fund performance?

A: Our move to boost financial holdings was premature; investors are likely to shun this sector until interest rates have peaked. In particular, Advanta, a diversified financial concern, and Mutual Risk Management, a reinsurer of workmen's compensation risk, both disappointed. Capital goods holdings also underperformed.

    Anacomp, a leading provider of electronic document storage and management, fell when an expected merger fell through. Among consumer cyclicals, shrinking sales for its "Precious Moments" collectibles lowered Enesco Group's earnings, causing the stock to drop.


Q:  Did Initial Public Offerings affect performance significantly?

A: We took advantage of strong demand for Initial Public Offerings (IPOs) during the period. Among those that we sold quickly because they exceeded our valuation targets were Cacheflow, Quantum Effect Devices and Be Free. However, there is no assurance that IPOs will continue to be available or that they will be significant contributors to Fund performance.


Q:  What is your outlook for small company stocks?

A: Because so many fast-growing small companies are still available at compelling valuations, investors are taking a new look at smaller company stocks. The market has also been broadening; there is interest in a variety of sectors apart from technology. In such an environment careful stock selection is often rewarded, a condition that may fit well with our bottom-up stock-picking style. In addition, there has been a wave of buyouts among small companies - the Fund benefited from a number of such transactions last year - and we think this consolidation will continue. The sum of these factors is a positive background for small company investing. Nevertheless, investors should remember that these stocks may be subject to greater short-term price fluctuations than securities of larger companies.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/00 (unaudited)
--------------------------------------------------------------------------------


Shares                                                  Value
             COMMON STOCKS - 99.5%

             Basic Materials - 5.4%
             Agricultural Products - 0.3%
  40,000     Alico, Inc.                             $   660,000
                                                     -----------
             Chemicals (Specialty) - 1.8%
 201,000     Uniroyal Technology Corp.*              $ 4,221,000
                                                     -----------
             Gold & Precious Metals Mining - 0.5%
 115,500     Franco-Nevada Mining Corp. Ltd.         $ 1,341,844
                                                     -----------
             Iron & Steel - 1.3%
 184,500     Schnitzer Steel Industries, Inc.        $ 2,998,125
                                                     -----------
             Metals Mining - 1.0%
 479,900     Inco, Ltd. (VBN Shares)                 $ 2,327,225
                                                     -----------
             Paper & Forest Products - 0.5%
  97,100     Wausau-Mosinee Paper Corp.              $ 1,177,338
                                                     -----------
             Total Basic Materials                   $12,725,532
                                                     -----------
             Capital Goods - 17.4%
             Electrical Equipment - 8.2%
  75,000     Kemet Corp.*                            $ 5,587,500
 198,600     Power-One, Inc.*                         13,554,450
                                                     -----------
                                                     $19,141,950
                                                     -----------
             Engineering & Construction - 2.0%
 508,600     Morrison Knudsen Corp.*                 $ 4,672,763
                                                     -----------
             Machinery (Diversified) - 0.8%
  69,300     Applied Power, Inc.                     $ 1,983,713
                                                     -----------
             Manufacturing (Diversified) - 1.2%
 228,000     U.S. Industries, Inc.                   $ 2,778,750
                                                     -----------
             Manufacturing (Specialized) - 0.9%
 444,200     The York Group, Inc.                    $ 2,165,475
                                                     -----------
             Office Equipment & Supplies - 3.1%
 511,120     Anacomp, Inc.*                          $ 6,197,330
 125,300     Nashua Corp.                              1,002,400
                                                     -----------
                                                     $ 7,199,730
                                                     -----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/00 (unaudited)                   (continued)
--------------------------------------------------------------------------------


Shares                                                         Value
            Waste Management - 1.2%
350,000     Newpark Resources, Inc.*                        $ 2,887,500
                                                            -----------
            Total Capital Goods                             $40,829,881
                                                            -----------
            Communication Services - 1.3%
            Telephone - 1.3%
102,000     CT Communications, Inc.                         $ 3,085,500
                                                            -----------
            Total Communication Services                    $ 3,085,500
                                                            -----------
            Consumer Cyclicals - 9.4%
            Consumer (Jewelry, Novelties & Gifts) - 0.3%
153,700     Enesco Group, Inc.                              $   691,650
                                                            -----------
            Hardware & Tools - 1.1%
132,500     WD-40 Co.                                       $ 2,641,719
                                                            -----------
            Retail (Computers & Electronics) - 1.7%
294,000     Inter-TAN, Inc.*                                $ 4,060,875
                                                            -----------
            Retail (Home Shopping) -  0.6%
225,000     ShopNow.com, Inc.*                              $ 1,434,375
                                                            -----------
            Retail (Specialty) - 1.8%
261,600     Pier 1 Imports, Inc.                            $ 2,975,700
100,000     Sonic Automotive, Inc.*                           1,112,500
                                                            -----------
                                                            $ 4,088,200
                                                            -----------
            Retail (Speciality - Apparel) - 0.8%
 93,000     AnnTaylor Stores Corp.*                         $ 1,923,937
                                                            -----------
            Services (Commercial & Consumer) - 1.0%
133,320     Pittston Brink's Group                          $ 2,183,115
                                                            -----------
            Textiles (Apparel) -  1.5%
150,000     Nautica Enterprises, Inc.*                      $ 1,687,500
222,000     The Stride Rite Corp.                             1,873,125
                                                            -----------
                                                            $ 3,560,625
                                                            -----------
            Textiles (Specialty) - 0.6%
135,000     Unifi, Inc.                                     $ 1,375,312
                                                            -----------
            Total Consumer Cyclicals                        $21,959,808
                                                            -----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                         Value
               Consumer Staples - 5.3%
               Distributors (Food & Health) - 1.1%
  156,000      Fleming Companies, Inc.                      $ 2,564,250
                                                            -----------
               Foods - 0.8%
  265,000      Maple Leaf Foods, Inc.                       $ 1,977,879
                                                            -----------
               Household Products (Non-Durables) - 0.6%
   38,800      National Presto Industries, Inc.             $ 1,338,600
                                                            -----------
               Specialty Printing - 2.8%
  430,000      John H. Harland Co.                          $ 6,611,250
                                                            -----------
               Total Consumer Staples                       $12,491,979
                                                            -----------
               Energy - 5.6%
               Oil & Gas (Exploration/Production) - 5.6%
  252,300      Forest Oil Corp.*                            $ 2,822,606
  195,500      Louis Dreyfus Natural Gas Corp.*               5,474,000
  232,500      Plains Resources, Inc.*                        3,298,594
   70,000      Spinnaker Exploration Co.*                     1,627,500
                                                            -----------
               Total Energy                                 $13,222,700
                                                            -----------
               Financial - 17.8%
               Banks (Regional) - 0.7%
  110,000      Commercial Federal Bank Corp.                $ 1,711,875
                                                            -----------
               Financial (Diversified) - 8.8%
  250,000      Advanta Corp. (Class B)                      $ 2,875,000
   60,000      Camden Property Trust                          1,702,500
   29,700      Dollar Thrifty Automotive Group, Inc.*           623,700
   50,000      Felcor Suite Hotels, Inc.                        981,250
  228,000      Indymac Mortgage Holdings, Inc.                2,978,250
  105,000      Leucadia National Corp.                        2,447,812
  125,000      Mutual Risk Management Ltd.                    1,960,938
  120,000      Prentiss Properties Trust                      2,850,000
1,006,000      Transmedia Network, Inc.*+                     4,212,625
                                                            -----------
                                                            $20,632,075
                                                            -----------

The accompanying notes are an integral part of these financial statements.    11

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/00 (unaudited)                   (continued)
--------------------------------------------------------------------------------


Shares                                                          Value
            Insurance (Life/Health) - 1.3%
180,700     American Annuity Group, Inc.                     $ 3,015,431
                                                             -----------
            Insurance (Property/Casualty) - 4.6%
146,250     Ace Ltd.                                         $ 3,500,859
 80,000     Financial Security Assurance Holdings Ltd.         5,905,000
 90,000     First American Financial Corp.                     1,389,375
                                                             -----------
                                                             $10,795,234
                                                             -----------
            Savings & Loan Companies - 2.4%
180,000     Staten Island Bancorp, Inc.                      $ 3,093,750
120,000     Webster Financial Corp.                            2,565,000
                                                             -----------
                                                             $ 5,658,750
                                                             -----------
            Total Financial                                  $41,813,365
                                                             -----------
            Healthcare - 9.3%
            Healthcare (Hospital Management) - 1.4%
 60,000     Universal Health Services Inc. (Class B)*        $ 3,285,000
                                                             -----------
            Healthcare (Managed Care) - 3.1%
125,000     First Health Group Corp.*                        $ 3,804,688
100,000     Trigon Healthcare, Inc.*                           3,593,750
                                                             -----------
                                                             $ 7,398,438
                                                             -----------
            Healthcare (Medical Products/Supplies) - 2.2%
220,000     Haemonetics Corp.*                               $ 5,060,000
                                                             -----------
            Healthcare (Specialized Services) - 2.6%
291,400     Orthodontic Centers of America, Inc.*            $ 6,174,037
                                                             -----------
            Total Healthcare                                 $21,917,475
                                                             -----------
            Technology - 26.1%
            Computers (Networking) - 1.6%
110,000     Apex, Inc.*                                      $ 3,251,875
 37,800     Vicinity Corp.*                                      448,875
                                                             -----------
                                                             $ 3,700,750
                                                             -----------
            Computers (Peripherals) - 0.4%
 25,000     Xircom Inc.*                                     $   985,938
                                                             -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                         Value
             Computers (Software & Services) - 4.4%
  83,000     Avid Technology, Inc.*                         $ 1,141,250
  60,000     RadiSys Corp.*                                   2,482,500
  50,000     Verity, Inc.*                                    1,621,875
 120,000     Wind River Systems*                              5,122,500
                                                            -----------
                                                            $10,368,125
                                                            -----------
             Electronics (Component Distributors) - 4.4%
 110,000     ACT Manufacturing, Inc.*                       $ 4,001,250
  53,255     Flextronics International, Ltd.*                 3,741,164
 110,000     Power Integrations, Inc.*                        2,502,500
                                                            -----------
                                                            $10,244,914
                                                            -----------
             Electronics (Semiconductors) - 3.8%
 128,000     Dallas Semiconductor Corp.                     $ 5,496,000
 200,000     Galileo Technology Ltd.*                         3,512,500
                                                            -----------
                                                            $ 9,008,500
                                                            -----------
             Equipment (Semiconductors) - 11.5%
 125,000     ATMI, Inc.*                                    $ 4,812,500
  70,000     Cymer, Inc.*                                     2,734,375
  90,000     DuPont Photomasks, Inc.*                         5,045,625
  55,000     Photronics, Inc.*                                1,832,187
  85,000     Varian Semiconductors Equipment
              Associates, Inc.*                               5,716,250
 108,000     Veeco Instruments, Inc.*                         6,709,500
                                                            -----------
                                                            $26,850,437
                                                            -----------
             Total Technology                               $61,158,664
                                                            -----------
             Transportation - 0.4%
             Airlines - 0.4%
  75,000     America West Holdings Corp. (Class B)*         $ 1,096,875
                                                            -----------
             Total Transportation                           $ 1,096,875
                                                            -----------
             Utilities - 1.5%
             Electric Companies - 1.5%
 225,000     Unisource Energy Corp.                         $ 3,656,250
                                                            -----------
             Total Utilities                                $ 3,656,250
                                                            -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/00 (unaudited)                   (continued)
--------------------------------------------------------------------------------


Shares                                                      Value
                TOTAL COMMON STOCKS                      $233,958,029
                                                         ------------
                (Cost $205,161,378)
 Principal
 Amount
                TEMPORARY CASH INVESTMENT - 0.5%
                Commercial Paper - 0.5%
$1,382,000      Citicorp, Inc., 6.0%, 5/1/00             $  1,382,000
                                                         ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $1,382,000)                        $  1,382,000
                                                         ------------
                TOTAL INVESTMENT IN SECURITIES - 100%
                (Cost $206,543,378) (a)(b)               $235,340,029
                                                         ------------

  * Non-income producing security.


  + Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.


(a) At April 30, 2000, the net unrealized gain on investments based on cost for federal income tax purposes of $206,566,193 was as follows:



    Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                     $62,073,350
    Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                     (33,299,514)
                                                                    -----------
    Net unrealized gain                                             $28,773,836
                                                                    -----------

(b) As of October 31, 1999, the Fund had a capital loss carryforward of $18,593,439, which will expire in 2007 if not utilized.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30,2000, aggregated $54,744,607and $84,190,015, respectively.


14    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
BALANCE SHEET 4/30/00 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including temporary cash
   investment of $1,382,000) (cost $206,543,378)                          $235,340,029
  Cash                                                                             155
  Receivables -
   Investment securities sold                                                1,688,007
   Fund shares sold                                                            136,096
   Dividends and interest                                                       41,491
  Organizational costs - net                                                     4,615
  Other                                                                          2,779
                                                                          ------------
    Total assets                                                          $237,213,172
                                                                          ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                        $    873,124
   Fund shares repurchased                                                     529,365
  Due to affiliates                                                            485,401
  Accrued expenses                                                             128,686
                                                                          ------------
    Total liabilities                                                     $  2,016,576
                                                                          ------------
NET ASSETS:
  Paid-in capital                                                         $211,095,359
  Accumulated net investment loss                                              (86,921)
  Accumulated net realized loss on investments and futures contracts        (4,608,493)
  Net unrealized gain on investments                                        28,796,651
                                                                          ------------
    Total net assets                                                      $235,196,596
                                                                          ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $113,912,830/8,511,140 shares)                        $      13.38
                                                                          ------------
  Class B (based on $112,794,063/8,723,527 shares)                        $      12.93
                                                                          ------------
  Class C (based on $8,489,703/664,010 shares)                            $      12.79
                                                                          ------------
MAXIMUM OFFERING PRICE:
  Class A                                                                 $      14.20
                                                                          ------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended 4/30/00


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $6,184)      $2,172,934
  Interest                                                    176,264
                                                           -----------
    Total investment income                                                   $ 2,349,198
                                                                              -----------
EXPENSES:
  Management fees                                          $  993,756
  Transfer agent fees
   Class A                                                    253,556
   Class B                                                    229,323
   Class C                                                     85,185
  Distribution fees
   Class A                                                    142,245
   Class B                                                    560,049
   Class C                                                     40,096
  Administrative fees                                          32,281
  Custodian fees                                               33,559
  Registration fees                                            30,394
  Professional fees                                            24,206
  Printing                                                     39,709
  Organizational costs                                          4,883
  Fees and expenses of nonaffiliated trustees                  12,194
  Miscellaneous                                                 8,916
                                                           -----------
  Total expenses                                                              $ 2,490,352
   Less fees paid indirectly                                                      (31,418)
                                                                              -----------
   Net expenses                                                               $ 2,458,934
                                                                              -----------
    Net investment loss                                                       $  (109,736)
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
   Investments                                             $14,454,207
   Futures contracts                                         (469,261)        $13,984,946
                                                           -----------        -----------
  Change in net unrealized loss on investments                                $34,431,624
                                                                              -----------
  Net gain on investments and futures contracts                               $48,416,570
                                                                              -----------
  Net increase in net assets resulting from operations                        $48,306,834
                                                                              -----------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended 4/30/00 and the Year Ended 10/31/99


                                                                Six Months
                                                                  Ended
                                                                 4/30/00            Year Ended
                                                               (unaudited)           10/31/99
FROM OPERATIONS:
Net investment loss                                         $   (109,736)       $  (1,973,336)
Net realized gain (loss) on investments and futures
 contracts                                                    13,984,946          (18,593,260)
Change in net unrealized gain or loss on investments          34,431,624           34,068,801
                                                            ------------        -------------
 Net increase in net assets resulting from operations       $ 48,306,834        $  13,502,205
                                                            ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain:
  Class A ($0.00 and $0.41 per share, respectively)         $          -        $  (5,859,435)
  Class B ($0.00 and $0.41 per share, respectively)                    -           (6,344,430)
  Class C ($0.00 and $0.41 per share, respectively)                    -             (440,439)
                                                            ------------        -------------
    Total distributions to shareholders                     $          -        $ (12,644,304)
                                                            ------------        -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 29,002,241        $  61,105,611
Reinvestment of distributions                                          -           10,988,399
Cost of shares repurchased                                   (64,643,851)        (198,751,072)
                                                            ------------        -------------
  Net decrease in net assets resulting from
   fund share transactions                                  $(35,641,610)       $(126,657,062)
                                                            ------------        -------------
  Net increase (decrease) in net assets                     $ 12,665,224        $(125,799,161)
NET ASSETS:
Beginning of period                                          222,531,372          348,330,533
                                                            ------------        -------------
End of period (including accumulated net investment
  income (loss) of ($86,921) and $22,815, respectively)     $235,196,596        $ 222,531,372
                                                            ------------        -------------


                                   '00 Shares     '00 Amount
CLASS A                            (unaudited)    (unaudited)       '99 Shares     '99 Amount
Shares sold                         1,342,616    $  16,807,209       3,970,586   $ 43,183,898
Reinvestment of distributions               -                -         524,461      5,422,932
Less shares repurchased            (2,755,344)     (34,124,432)     (9,790,941)  (105,004,685)
                                   ----------    -------------      ----------   ------------
  Net decrease                     (1,412,728)   $ (17,317,223)     (5,295,894)  $(56,397,855)
                                   ----------    -------------      ----------   ------------
CLASS B
Shares sold                           834,560    $  10,300,537       1,467,304   $ 15,369,579
Reinvestment of distributions               -                -         518,995      5,236,659
Less shares repurchased            (2,364,547)     (28,136,169)     (8,409,792)   (86,720,435)
                                   ----------    -------------      ----------   ------------
  Net decrease                     (1,529,987)   $ (17,835,632)     (6,423,493)  $(66,114,197)
                                   ----------    -------------      ----------   ------------
CLASS C
Shares sold                           156,804    $   1,894,495         242,954   $  2,552,134
Reinvestment of distributions               -                -          32,588        328,808
Less shares repurchased              (202,476)      (2,383,250)       (686,593)    (7,025,952)
                                   ----------    -------------      ----------   ------------
  Net decrease                        (45,672)   $    (488,755)       (411,051)  $ (4,145,010)
                                   ----------    -------------      ----------   ------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/00
--------------------------------------------------------------------------------



                                                                  Six Months Ended
                                                                     4/30/00(a)       Year Ended
                                                                     (unaudited)     10/31/99(a)
 CLASS A
 Net asset value, beginning of period                                $  10.83          $  10.68
                                                                     --------          --------
 Increase (decrease) from investment operations:
  Net investment income (loss)                                       $   0.02          $  (0.03)
  Net realized and unrealized gain (loss) on investments and
   futures contracts                                                     2.53              0.59
                                                                     --------          --------
    Net increase (decrease) from investment operations               $   2.55          $   0.56
 Distributions to shareholders:
  Net investment income                                                     -                 -
  Net realized gain                                                         -             (0.41)
                                                                     --------          -------
 Net increase (decrease) in net asset value                          $  2.55           $   0.15
                                                                     --------          -------
 Net asset value, end of period                                      $ 13.38           $  10.83
                                                                     --------          -------
 Total return*                                                          23.55%             5.37%
 Ratio of net expenses to average net assets+                            1.70%**           1.65%
 Ratio of net investment income (loss) to average net assets+            0.31%**          (0.35)%
 Portfolio turnover rate                                                   48%**             60%
 Net assets, end of period (in thousands)                            $113,913          $107,448
 Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                           1.70%**           1.65%
  Net investment income (loss)                                           0.31%**          (0.35)%
 Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                           1.67%**           1.62%
  Net investment income (loss)                                           0.34%**          (0.32)%



                                                                                                 11/2/95
                                                                   Year Ended    Year Ended        to
                                                                    10/31/98      10/31/97      10/31/96
 CLASS A
 Net asset value, beginning of period                              $  15.31       $ 12.66      $  10.00
                                                                   --------       -------      --------
 Increase (decrease) from investment operations:
  Net investment income (loss)                                     $  (0.07)      $ (0.11)     $   0.05
  Net realized and unrealized gain (loss) on investments and
   futures contracts                                                  (2.73)         3.67          2.63
                                                                   --------       -------      --------
    Net increase (decrease) from investment operations             $  (2.80)      $  3.56      $   2.68
 Distributions to shareholders:
  Net investment income                                                   -             -         (0.02)
  Net realized gain                                                   (1.83)        (0.91)            -
                                                                   --------       -------      --------
 Net increase (decrease) in net asset value                        $  (4.63)      $  2.65      $   2.66
                                                                   --------       -------      --------
 Net asset value, end of period                                    $  10.68       $ 15.31      $  12.66
                                                                   --------       -------      --------
 Total return*                                                       (20.19)%       29.88%        26.87%
 Ratio of net expenses to average net assets+                          1.45%         1.49%         1.54%**
 Ratio of net investment income (loss) to average net assets+         (0.54)%       (0.76)%        0.34%**
 Portfolio turnover rate                                                 45%           57%           43%**
 Net assets, end of period (in thousands)                          $162,536      $252,177      $221,601
 Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         1.45%         1.49%         1.55%**
  Net investment income (loss)                                        (0.54)%       (0.76)%        0.33%**
 Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.44%         1.48%         1.51%**
  Net investment income (loss)                                        (0.53)%       (0.75)%        0.37%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

18    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/00
--------------------------------------------------------------------------------

                                                                  Six Months Ended
                                                                     4/30/00(a)       Year Ended
                                                                     (unaudited)     10/31/99(a)
 CLASS B
 Net asset value, beginning of period                                $   10.50         $  10.44
                                                                     ---------         --------
 Increase (decrease) from investment operations:
  Net investment loss                                                $   (0.02)        $  (0.11)
  Net realized and unrealized gain (loss) on investments and
   futures contracts                                                      2.45             0.58
                                                                     ---------         --------
    Net increase (decrease) from investment operations               $    2.43         $   0.47
 Distributions to shareholders:
  In excess of net investment income                                         -                -
  Net realized gain                                                          -            (0.41)
                                                                     ---------         --------
 Net increase (decrease) in net asset value                          $    2.43            $0.06
                                                                     ---------         --------
 Net asset value, end of period                                      $   12.93           $10.50
                                                                     ---------         --------
 Total return*                                                           23.14%            4.61%
 Ratio of net expenses to average net assets+                             2.42%**          2.41%
 Ratio of net investment loss to average net assets+                     (0.41)%**        (1.11)%
 Portfolio turnover rate                                                    48%**            60%
 Net assets, end of period (in thousands)                            $ 112,794         $107,652
 Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            2.42%**          2.41%
  Net investment loss                                                    (0.41)%**        (1.11)%
 Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            2.40%**          2.34%
  Net investment loss                                                    (0.39)%**        (1.04)%



                                                                                                  11/2/95
                                                                   Year Ended    Year Ended         to
                                                                    10/31/98      10/31/97       10/31/96
 CLASS B
 Net asset value, beginning of period                              $  15.10       $  12.59       $  10.00
                                                                   --------       --------       --------
 Increase (decrease) from investment operations:
  Net investment loss                                              $  (0.18)      $ ( 0.20)      $  (0.01)
  Net realized and unrealized gain (loss) on investments and
   futures contracts                                                  (2.65)          3.62           2.62
                                                                   --------       --------       ---------
    Net increase (decrease) from investment operations             $  (2.83)      $   3.42       $   2.61
 Distributions to shareholders:
  In excess of net investment income                                      -              -          (0.02)
  Net realized gain                                                   (1.83)         (0.91)             -
                                                                   --------       --------       ---------
 Net increase (decrease) in net asset value                        $  (4.66)      $   2.51       $   2.59
                                                                   --------       --------       ---------
 Net asset value, end of period                                    $  10.44       $  15.10       $  12.59
                                                                   --------       -------       ---------
 Total return*                                                       (20.73)%        28.88%         26.09%
 Ratio of net expenses to average net assets+                          2.15%          2.19%          2.26%**
 Ratio of net investment loss to average net assets+                  (1.24)%        (1.46)%        (0.42)%**
 Portfolio turnover rate                                                 45%            57%            43%**
 Net assets, end of period (in thousands)                          $174,097       $267,489       $217,346
 Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         2.15%          2.19%          2.27%**
  Net investment loss                                                 (1.24)%        (1.46)%        (0.43)%**
 Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.14%          2.18%          2.23%**
  Net investment loss                                                 (1.23)%        (1.45)%        (0.39)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    19

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/00
--------------------------------------------------------------------------------


                                                               Six Months Ended
                                                                    4/30/00        Year Ended
                                                                  (unaudited)     10/31/99(a)
 CLASS C
 Net asset value, beginning of period                             $ 10.47         $  10.44
                                                                  -------         --------
 Increase (decrease) from investment operations:
  Net investment loss                                             $ (0.15)        $  (0.12)
  Net realized and unrealized gain (loss) on investments and
   futures contracts                                                 2.47             0.56
                                                                  -------         --------
    Net increase (decrease) from investment operations            $  2.32         $   0.44
 Distributions to shareholders:
  Net realized gain                                                     -            (0.41)
                                                                  -------         --------
 Net increase (decrease) in net asset value                       $  2.32         $   0.03
                                                                  -------         --------
 Net asset value, end of period                                   $ 12.79         $  10.47
                                                                  -------         --------
 Total return*                                                      22.16%            4.31%
 Ratio of net expenses to average net assets+                        4.13%**          2.51%
 Ratio of net investment loss to average net assets+                (2.13)%**        (1.21)%
 Portfolio turnover rate                                               48%**            60%
 Net assets, end of period (in thousands)                         $ 8,490         $  7,431
 Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                       4.10%**          2.48%
  Net investment loss                                               (2.10)%**        (1.18)%


                                                                                             1/31/96
                                                               Year Ended   Year Ended         to
                                                                10/31/98     10/31/97       10/31/96
 CLASS C
 Net asset value, beginning of period                          $   15.11     $ 12.59       $ 11.01
                                                               ---------     -------       -------
 Increase (decrease) from investment operations:
  Net investment loss                                          $   (0.18)    $ (0.21)      $ (0.03)
  Net realized and unrealized gain (loss) on investments and
   futures contracts                                              ( 2.66)       3.64          1.61
                                                               ---------     -------       -------
    Net increase (decrease) from investment operations         $   (2.84)    $  3.43       $  1.58
 Distributions to shareholders:
  Net realized gain                                                (1.83)      (0.91)            -
                                                               ---------     -------       -------
 Net increase (decrease) in net asset value                    $   (4.67)    $  2.52       $  1.58
                                                               ---------     -------       -------
 Net asset value, end of period                                $   10.44     $ 15.11       $ 12.59
                                                               ---------     -------       -------
 Total return*                                                    (20.79)%     28.96%        14.35%
 Ratio of net expenses to average net assets+                       2.16%       2.17%         2.25%**
 Ratio of net investment loss to average net assets+               (1.24)%     (1.44)%       (0.45)%**
 Portfolio turnover rate                                              45%         57%           43%**
 Net assets, end of period (in thousands)                      $  11,697     $17,927       $16,811
 Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                      2.14%       2.16%         2.21%**
  Net investment loss                                              (1.22)%    (1.43)%        (0.41)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios assuming no reduction for fees paid indirectly.

20    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/00 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Company Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares--Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation
   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/00 (unaudited)               (cont'd)
--------------------------------------------------------------------------------

   that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.


B. Futures Contracts
   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2000, the Fund had no open futures contracts.


C. Federal Income Taxes
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


D. Fund Shares
   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc., the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI) earned $8,140 in underwriting commissions on the sale of fund shares during the six months ended April 30, 2000.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Class Allocations
   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.


F. Deferred Organization Costs
   The costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a period of up to five years. If Pioneer Investment Management, Inc. (PIM) redeems any of its initial investment prior to the end of the amortization period, the redemption proceeds will be decreased by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share is derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.


2. Management Agreement
PIM, the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2000, $172,552 was payable to PIM related to management fees, administrative fees and certain other services.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/00 (unaudited)               (cont'd)
--------------------------------------------------------------------------------

3. Transfer Agent
PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $205,491 in transfer agent fees payable to PSC at April 30, 2000.


4. Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $107,358 in distribution fees payable to PFD at April 30, 2000.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2000, CDSCs in the amount of $383,116 were paid to PFD.


5. Expense Offsets
The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2000, the Fund's expenses were reduced by $31,418, under such arrangements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Line of Credit Facility
The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2000, the Fund had no borrowings under this agreement.


7. Affiliated Companies
The Fund primarily invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements. The Fund's investment in these smaller capitalized companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of April 30, 2000:


--------------------------------------------------------------------------------

                                                        Dividend
         Affiliates             Purchases     Sales      Income        Value
--------------------------------------------------------------------------------
  Transmedia Network, Inc.         $--         $--        $--      $4,212,625

--------------------------------------------------------------------------------

Pioneer Small Company Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers
John F. Cogan, Jr.                    John F. Cogan, Jr., Chairman and
Mary K. Bush                           President
Richard H. Egdahl, M.D.               David D. Tripple, Executive Vice
Margaret B.W. Graham                   President
Marguerite A. Piret                   Eric W. Reckard, Treasurer
David D. Tripple                      Joseph P. Barri, Secretary
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.



Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneering Services Corporation

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THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.



Growth Funds                          Income Funds
United States                         Taxable
Pioneer Growth Shares                 Pioneer America Income Trust
Pioneer Micro-Cap Fund                Pioneer Bond Fund
Pioneer Mid-Cap Fund                  Pioneer High Yield Fund
Pioneer Mid-Cap Value Fund            Pioneer Limited Maturity Bond Fund
Pioneer Science & Technology Fund     Pioneer Strategic Income Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund              Tax-Free
                                      Pioneer Tax-Free Income Fund

International/Global
Pioneer Emerging Markets Fund         Money Market Fund
Pioneer Europe Fund                   Pioneer Cash Reserves Fund*
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund


Growth and Income Funds
Pioneer Fund
Pioneer II
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Real Estate Shares




* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.


FactFone[SM]
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.


90-Day Reinstatement Privilege (for Class A Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account--without paying a sales charge--within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.


Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment--without sacrificing your current standard of living.


Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

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--------------------------------------------------------------------------------


Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)


Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292


FactFone[SM] for automated fund yields, prices,
account information and transactions                            1-800-225-4321


Retirement plans information                                    1-800-622-0176


Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109


Our toll-free fax                                               1-800-225-4240


Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)


Visit our web site:                                       www.pioneerfunds.com




This report must be preceded or accompanied by a current
Fund prospectus.


[PIONEER LOGO]

Pioneer Investment Management, Inc.     8278-00-0600
60 State Street                         (c) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109             [recycle logo] Printed on Recycled Paper
www.pioneerfunds.com